SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Schedule of Share Capital
	Authorized		Outstanding
	December 31,		December 31,
	2024	2023	2024	2023
	Number of shares

Ordinary shares of NIS 0.04 par value each	200,000,000	200,000,000	34,549,050	34,532,452

Schedule of Stock Option Activity
	Number of options	Weighted average exercise price	Aggregate intrinsic value

Outstanding - beginning of the year	2,279,400	8.63	-
Granted	860,730	6.68	0.1
Forfeited	(671,150)	14.49	-

Outstanding - end of the year	2,468,980	5.57	-

Options exercisable at the end of the year	593,550	8.01	-

Vested and expected to vest	593,550	8.01	-

Schedule of Activities Relating to Company's RSUs Granted to Employees
	Number of RSUs	Weighted average fair value	Aggregate intrinsic value

Outstanding - end of the year	60,711	8.51	227
Granted	48,500	5.09
Exercised	(18,757)	7.87
Forfeited	(17,764)	4.00

Outstanding - end of the year	72,690	6.13	309

RSUs exercisable at the end of the year	-	-	-

Vested and expected to vest	72,690	6.13	309

Schedule of Awards Outstanding
	Awards outstanding			Awards exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price

$0.01 (RSUs)	72,690	5.85	$0.01	-	-	$-
$4.0-9.5	2,196,080	6.10	$4.7	358,125	5.74	$5.03
$10.2-19.7	272,900	3.33	$12.57	235,425	3.17	$12.53

	2,541,670			641,325

Schedule of Compensation Expenses
	December 31,
	2024	2023

Cost of revenues	$90	$95
Research and development expenses	86	89
Marketing and selling expenses	153	298
General and administrative expenses	1,715	543

Total	$2,044	$1,025